Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 11, 2015
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001293210
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 11, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2015
Prospectus Date	rr_ProspectusDate	Dec. 01, 2015
Supplement [Text Block]	cik0001293210_SupplementTextBlock

American Century Asset Allocation Portfolios, Inc.

Prospectus Supplement
One Choice® In Retirement Portfolio R6 ■ One Choice® 2020 Portfolio R6
One Choice® 2025 Portfolio R6 ■ One Choice® 2030 Portfolio R6
One Choice® 2035 Portfolio R6 ■ One Choice®  2040 Portfolio R6
One Choice® 2045 Portfolio R6 ■ One Choice® 2050 Portfolio R6
One Choice® 2055 Portfolio R6 ■ One Choice® 2060 Portfolio R6

Supplement dated December 14, 2015 ■ Prospectus dated December 1, 2015

The reference to “Investor Class” when stating a fund’s year-to-date return as of September 30, 2015 on pages 15, 19, 23, 27, 31 and 35 of the prospectus is replaced with “R6 Class.”

ONE CHOICE 2030 PORTFOLIO R6
Prospectus:	rr_ProspectusTable
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2014): 3.56% Lowest Performance Quarter (3Q 2014): -1.09%
As of September 30, 2015, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was -3.65%.

ONE CHOICE 2030 PORTFOLIO R6 | R6 CLASS
Prospectus:	rr_ProspectusTable
Year to Date Return, Label	rr_YearToDateReturnLabel	R6 Class year-to-date return
ONE CHOICE 2035 PORTFOLIO R6
Prospectus:	rr_ProspectusTable
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2014): 3.74% Lowest Performance Quarter (3Q 2014): -1.08%
As of September 30, 2015, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was -3.80%.

ONE CHOICE 2035 PORTFOLIO R6 | R6 CLASS
Prospectus:	rr_ProspectusTable
Year to Date Return, Label	rr_YearToDateReturnLabel	R6 Class year-to-date return
ONE CHOICE 2040 PORTFOLIO R6
Prospectus:	rr_ProspectusTable
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2014): 4.00% Lowest Performance Quarter (3Q 2014): -1.16%
As of September 30, 2015, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was -4.23%.

ONE CHOICE 2040 PORTFOLIO R6 | R6 CLASS
Prospectus:	rr_ProspectusTable
Year to Date Return, Label	rr_YearToDateReturnLabel	R6 Class year-to-date return
ONE CHOICE 2045 PORTFOLIO R6
Prospectus:	rr_ProspectusTable
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2014): 4.16% Lowest Performance Quarter (3Q 2014): -1.15%
As of September 30, 2015, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was -4.55%.

ONE CHOICE 2045 PORTFOLIO R6 | R6 CLASS
Prospectus:	rr_ProspectusTable
Year to Date Return, Label	rr_YearToDateReturnLabel	R6 Class year-to-date return
ONE CHOICE 2050 PORTFOLIO R6
Prospectus:	rr_ProspectusTable
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2014): 4.26% Lowest Performance Quarter (3Q 2014): -1.24%
As of September 30, 2015, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was -4.82%.

ONE CHOICE 2050 PORTFOLIO R6 | R6 CLASS
Prospectus:	rr_ProspectusTable
Year to Date Return, Label	rr_YearToDateReturnLabel	R6 Class year-to-date return
ONE CHOICE 2055 PORTFOLIO R6
Prospectus:	rr_ProspectusTable
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2014): 4.32% Lowest Performance Quarter (3Q 2014): -1.23%
As of September 30, 2015, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was -5.01%.

ONE CHOICE 2055 PORTFOLIO R6 | R6 CLASS
Prospectus:	rr_ProspectusTable
Year to Date Return, Label	rr_YearToDateReturnLabel	R6 Class year-to-date return